Fair Value (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Investment securities available for sale	$ 1,006,744	$ 826,274
Indemnification asset	49,417	66,282
Financial Liabilities
Federal home loan bank advances, Carrying Value	1,460	221,018
Level 1 [Member]
Financial Assets
Cash and cash equivalents	734,874	709,963
Trading securities		637
Investment securities available for sale	2,965	1,807
Loans, net
Receivable from FDIC
Indemnification asset
Federal Reserve, Federal Home Loan Bank and Independent Bankers Bank Stock
Gross asset value of derivatives, Estimated Fair Value
Financial Liabilities
Noncontractual deposits
Contractual deposits
Federal home loan bank advances, Estimated Fair Value
Short-term borrowings
Long-term borrowings
Subordinated debentures
Gross liability value of derivatives, Estimated Fair Value
Level 2 [Member]
Financial Assets
Cash and cash equivalents
Trading securities
Investment securities available for sale	999,656	819,599
Loans, net	11,276	20,746
Receivable from FDIC	8,486	13,315
Indemnification asset
Federal Reserve, Federal Home Loan Bank and Independent Bankers Bank Stock
Gross asset value of derivatives, Estimated Fair Value	880
Financial Liabilities
Noncontractual deposits
Contractual deposits
Federal home loan bank advances, Estimated Fair Value	1,401	236,919
Short-term borrowings	41,507	54,531
Long-term borrowings
Subordinated debentures
Gross liability value of derivatives, Estimated Fair Value	412
Level 3 [Member]
Financial Assets
Cash and cash equivalents
Trading securities
Investment securities available for sale	4,123	4,868
Loans, net	4,951,219	4,309,030
Receivable from FDIC
Indemnification asset	49,417	66,282
Federal Reserve, Federal Home Loan Bank and Independent Bankers Bank Stock	39,217	38,498
Gross asset value of derivatives, Estimated Fair Value
Financial Liabilities
Noncontractual deposits	3,802,170	2,935,748
Contractual deposits	2,075,342	2,186,869
Federal home loan bank advances, Estimated Fair Value
Short-term borrowings
Long-term borrowings	58,983	58,419
Subordinated debentures	124,798	93,845
Gross liability value of derivatives, Estimated Fair Value
Carrying Value [Member]
Financial Assets
Cash and cash equivalents	734,874	709,963
Trading securities		637
Investment securities available for sale	1,006,744	826,274
Loans, net	4,678,228	4,267,714
Receivable from FDIC	8,486	13,315
Indemnification asset	49,417	66,282
Federal Reserve, Federal Home Loan Bank and Independent Bankers Bank Stock	39,217	38,498
Gross asset value of derivatives, Carrying Value	880
Financial Liabilities
Noncontractual deposits	3,802,170	2,935,748
Contractual deposits	2,070,698	2,189,436
Federal home loan bank advances, Carrying Value	1,460	221,018
Short-term borrowings	41,508	54,533
Long-term borrowings	54,354	55,243
Subordinated debentures	126,076	84,858
Gross liability value of derivatives, Carrying Value	412
Estimated Fair Value [Member]
Financial Assets
Cash and cash equivalents	734,874	709,963
Trading securities		637
Investment securities available for sale	1,006,744	826,274
Loans, net	4,962,495	4,329,776
Receivable from FDIC	8,486	13,315
Indemnification asset	49,417	66,282
Federal Reserve, Federal Home Loan Bank and Independent Bankers Bank Stock	39,217	38,498
Gross asset value of derivatives, Estimated Fair Value	880
Financial Liabilities
Noncontractual deposits	3,802,170	2,935,748
Contractual deposits	2,075,342	2,186,869
Federal home loan bank advances, Estimated Fair Value	1,401	236,919
Short-term borrowings	41,507	54,531
Long-term borrowings	58,983	58,419
Subordinated debentures	124,798	93,845
Gross liability value of derivatives, Estimated Fair Value	$ 412